UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4805
Van Kampen Equity Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 3/31
Date of reporting period: 12/31/08

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Leaders Fund
Portfolio of Investments • December 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investments in Underlying Affiliated Funds*
Investment Companies 100.2%
Van Kampen Comstock Fund, Class I	6,068,386	$65,841,991
Van Kampen Equity and Income Fund, Class I	10,065,052	64,919,587
Van Kampen International Growth Fund, Class I	5,542,790	65,571,205

Total Investments 100.2% (Cost $297,389,617)		196,332,783

Liabilities in Excess of Other Assets (0.2%)		(479,513)

Net Assets 100.0%		$195,853,270

Percentages are calculated as a percentage of net assets.

*	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At December 31, 2008, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

Underlying Affiliated Fund	Percent of Shares Held

Van Kampen International Growth Fund	9.20%
     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$196,332,783
Level 2 — Other Significant Observable Inputs	-0	-
Level 3 — Significant Unobservable Inputs	-0	-

Total	$196,332,783

Security Valuation The assets of the Fund consist primarily of shares of the Underlying Affiliated Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited)

	Number of
Description	Shares	Value
Common Stocks 96.6%
Advertising 1.0%
Groupe Aeroplan, Inc. (Canada)	1,812,772	$12,745,939

Air Freight & Logistics 6.2%
C.H. Robinson Worldwide, Inc.	629,792	34,657,454
Expeditors International of Washington, Inc.	1,306,561	43,469,284

		78,126,738

Airport Services 1.2%
Grupo Aeroportuario del Pacifico SA de CV — ADR (Mexico)	649,082	14,941,868

Apparel, Accessories & Luxury Goods 0.4%
Lululemon Athletica, Inc. (a)	687,354	5,450,717

Apparel Retail 1.2%
Abercrombie & Fitch Co., Class A	651,553	15,031,328

Application Software 2.3%
Salesforce.com, Inc. (a)	894,257	28,625,167

Asset Management & Custody Banks 0.5%
Calamos Asset Management, Inc., Class A	810,743	5,999,498

Broadcasting & Cable TV 2.7%
Discovery Communications, Inc., Class A (a)	664,340	9,407,054
Discovery Communications, Inc., Class C (a)	793,562	10,625,795
Grupo Televisa SA — ADR (Mexico)	889,137	13,283,707

		33,316,556

Casinos & Gaming 2.9%
Wynn Resorts Ltd. (a)	854,418	36,107,705

Computer Hardware 1.1%
Teradata Corp. (a)	909,046	13,481,152

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value
Construction & Engineering 1.6%
Aecom Technology Corp. (a)	646,361	$19,862,674

Construction Materials 4.5%
Martin Marietta Materials, Inc.	475,605	46,171,733
Texas Industries, Inc.	297,676	10,269,822

		56,441,555

Consumer Finance 2.4%
Redecard SA (Brazil)	2,697,259	30,074,194

Distributors 2.2%
Li & Fung Ltd. (Bermuda)	16,063,939	27,715,387

Diversified Commercial & Professional Services 3.2%
Corporate Executive Board Co.	692,515	15,276,881
IHS, Inc., Class A (a)	669,797	25,063,804

		40,340,685

Diversified Metals & Mining 0.8%
Intrepid Potash, Inc. (a)	461,106	9,577,172

Education Services 3.6%
New Oriental Education & Technology Group, Inc. — ADR (Cayman Islands) (a)	430,871	23,659,127
Strayer Education, Inc.	101,081	21,672,777

		45,331,904

Environmental & Facilities Services 1.9%
Covanta Holding Corp. (a)	1,060,692	23,292,796

Gas Utilities 1.1%
Questar Corp.	437,976	14,317,435

Health Care Equipment 4.2%
Gen-Probe, Inc. (a)	575,555	24,656,776
Intuitive Surgical, Inc. (a)	97,463	12,376,827

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value
Health Care Equipment (continued)
Mindray Medical International Ltd., Class A — ADR (Cayman Islands)	831,409	$14,965,362

		51,998,965

Home Furnishings 0.9%
Mohawk Industries, Inc. (a)	249,724	10,730,640

Homebuilding 1.8%
Gafisa SA — ADR (Brazil)	876,037	8,112,103
NVR, Inc. (a)	32,114	14,652,012

		22,764,115

Hotels, Resorts & Cruise Lines 2.1%
Ctrip.com International Ltd. — ADR (Cayman Islands)	1,096,881	26,105,768

Human Resource & Employment Services 0.9%
Monster Worldwide, Inc. (a)	950,758	11,494,664

Internet Retail 3.4%
Amazon.com, Inc. (a)	237,759	12,192,282
Priceline.com, Inc. (a)	407,522	30,013,995

		42,206,277

Internet Software & Services 8.7%
Alibaba.com Ltd. (Cayman Islands) (a)	16,852,400	12,267,537
Baidu, Inc. — ADR (Cayman Islands) (a)	189,407	24,730,872
Equinix, Inc. (a)	245,753	13,071,602
Tencent Holdings Ltd. (Cayman Islands)	6,996,600	45,549,534
Yahoo!, Inc. (a)	1,071,200	13,068,640

		108,688,185

Investment Banking & Brokerage 1.2%
Greenhill & Co., Inc.	213,459	14,893,034

Life Sciences Tools & Services 6.5%
Illumina, Inc. (a)	1,573,631	40,993,088

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Life Sciences Tools & Services (continued)
Techne Corp.	632,783	$40,827,159

		81,820,247

Multi-Sector Holdings 2.9%
Leucadia National Corp. (a)	1,810,108	35,840,138

Oil & Gas Exploration & Production 11.5%
PetroHawk Energy Corp. (a)	417,551	6,526,322
Range Resources Corp.	332,287	11,427,350
Southwestern Energy Co. (a)	2,424,617	70,241,155
Ultra Petroleum Corp. (Canada) (a)	1,594,602	55,029,715

		143,224,542

Property & Casualty Insurance 1.1%
Alleghany Corp. (a)	48,291	13,618,062

Publishing 2.0%
Morningstar, Inc. (a)	691,422	24,545,481

Real Estate Management & Development 1.8%
Brookfield Asset Management, Inc., Class A (Canada)	1,495,810	22,841,019

Restaurants 1.9%
Starbucks Corp. (a)	2,506,182	23,708,482

Specialized Finance 2.0%
IntercontinentalExchange, Inc. (a)	303,579	25,027,053

Specialty Chemicals 1.9%
Nalco Holding Co.	1,546,488	17,846,471
Rockwood Holdings, Inc. (a)	528,531	5,708,135

		23,554,606

Wireless Telecommunication Services 1.0%
NII Holdings, Inc., Class B (a)	699,891	12,724,018

Total Common Stocks 96.6%		1,206,565,766

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Convertible Preferred Stocks 0.9%
Pharmaceuticals 0.9%
Ironwood Pharmaceuticals, Inc. (Acquired 9/11/08, Cost $10,733,208) (a)(b)(c)	894,434	$10,733,208

Total Convertible Preferred Stocks		10,773,208

Total Long-Term Investments 97.5%
(Cost $1,871,579,532)		1,217,298,974

Repurchase Agreements 3.1%
Banc of America Securities ($4,446,978 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $4,446,981)		4,446,978
Banc of America Securities ($12,291,824 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $12,291,845)		12,291,824
Citigroup Global Markets, Inc. ($4,697,513 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $4,697,526)		4,697,513
Citigroup Global Markets, Inc. ($13,309,619 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $13,309,626)		13,309,619
JPMorgan Chase & Co. ($4,697,513 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $4,697,518)		4,697,513

Total Repurchase Agreements 3.1%
(Cost $39,443,447)		39,443,447

Total Investments 100.6%
(Cost $1,911,022,979)		1,256,742,421

Foreign Currency 0.0%
(Cost $63)		63

Liabilities in Excess of Other Assets (0.6%)		(7,710,379)

Net Assets 100.0%		$1,249,032,105

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued
Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $115,606,652 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a) Non-income producing security.
(b) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.9% of net assets.
(c) Market value is determined in accordance with the procedures established in good Faith by the Board of Trustees.
ADR — American Depositary Receipt
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$1,090,959,113
Level 2 — Other Significant Observable Inputs	155,050,100
Level 3 — Significant Unobservable Inputs	10,733,208

Total	$1,256,742,421

     Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 4/1/08	$-0-
Accrued discounts/premiums	-0-
Realized gain/loss	-0-
Change in unrealized appreciation/depreciation	-0-
Net purchases/sales	10,733,208
Net transfers in and/or out of Level 3	-0-

Balance as of 12/31/08	$10,733,208

Net change in unrealized appreciation/depreciation from investments still held as of 12/31/08	$-0-
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day.
     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees.

Van Kampen Small Cap Growth Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 91.0%
Aerospace & Defense 3.3%
Aerovironment, Inc. (a)	149,000	$5,484,690
Orbital Sciences Corp. (a)	209,800	4,097,394
Stanley, Inc. (a)	117,500	4,255,850
TransDigm Group, Inc. (a)	130,200	4,370,814

		18,208,748

Air Freight & Logistics 0.6%
Hub Group, Inc., Class A (a)	132,100	3,504,613

Apparel, Accessories & Luxury Goods 0.7%
Fossil, Inc. (a)	235,400	3,931,180

Apparel Retail 0.4%
Children’s Place Retail Stores, Inc. (a)	109,700	2,378,296

Application Software 5.7%
Citrix Systems, Inc. (a)	145,800	3,436,506
Informatica Corp. (a)	327,900	4,502,067
Net 1 UEPS Technologies, Inc. (a)	533,400	7,307,580
Nuance Communications, Inc. (a)	402,600	4,170,936
Parametric Technology Corp. (a)	269,900	3,414,235
Quest Software, Inc. (a)	313,300	3,944,447
Solera Holdings, Inc. (a)	201,000	4,844,100

		31,619,871

Asset Management & Custody Banks 0.4%
Riskmetrics Group, Inc. (a)	161,434	2,403,752

Biotechnology 5.4%
Acorda Therapeutics, Inc. (a)	152,300	3,123,673
Alexion Pharmaceuticals, Inc. (a)	116,100	4,201,659
Alnylam Pharmaceuticals, Inc. (a)	111,500	2,757,395
Exelixis, Inc. (a)	534,500	2,683,190
Genomic Health, Inc. (a)	211,600	4,121,968

	Number of
Description	Shares	Value

Biotechnology (continued)
Myriad Genetics, Inc. (a)	57,300	$3,796,698
OSI Pharmaceuticals, Inc. (a)	88,500	3,455,925
Techne Corp.	70,300	4,535,756
United Therapeutics Corp. (a)	22,600	1,413,630

		30,089,894

Broadcasting & Cable TV 0.5%
TiVo, Inc. (a)	376,000	2,692,160

Casinos & Gaming 1.9%
Bally Technologies, Inc. (a)	182,000	4,373,460
Scientific Games Corp., Class A (a)	333,900	5,856,606

		10,230,066

Commodity Chemicals 0.8%
Calgon Carbon Corp. (a)	292,600	4,494,336

Communications Equipment 2.9%
Comtech Telecommunications Corp. (a)	117,800	5,397,596
Harmonic, Inc. (a)	401,716	2,253,627
InterDigital, Inc. (a)	91,100	2,505,250
NICE Systems Ltd. — ADR (Israel) (a)	175,500	3,943,485
Polycom, Inc. (a)	123,900	1,673,889

		15,773,847

Construction & Engineering 0.7%
KHD Humboldt Wedag International Ltd. (Canada) (a)	349,400	3,902,798

Construction & Farm Machinery & Heavy Trucks 0.7%
Wabtec Corp.	103,700	4,122,075

Data Processing & Outsourced Services 1.1%
Broadridge Financial Solutions, Inc.	300,000	3,762,000
CyberSource Corp. (a)	211,600	2,537,084

		6,299,084

	Number of
Description	Shares	Value

Diversified Commercial & Professional Services 2.4%
Exponent, Inc. (a)	86,700	$2,607,936
FTI Consulting, Inc. (a)	69,500	3,105,260
Geo Group, Inc. (a)	204,500	3,687,135
Huron Consulting Group, Inc. (a)	72,300	4,140,621

		13,540,952

Education Services 2.8%
Capella Education Co. (a)	68,200	4,007,432
K12, Inc. (a)	114,900	2,191,143
New Oriental Education & Technology Group, Inc. — ADR (Cayman Islands) (a)	99,100	5,441,581
Strayer Education, Inc.	18,200	3,902,262

		15,542,418

Electric Utilities 1.0%
ITC Holdings Corp.	127,100	5,551,728

Electrical Components & Equipment 1.5%
Energy Conversion Devices, Inc. (a)	81,800	2,062,178
GrafTech International Ltd. (a)	509,000	4,234,880
Woodward Governor Co.	88,000	2,025,760

		8,322,818

Electronic Equipment Manufacturers 2.5%
Cogent, Inc. (a)	173,800	2,358,466
FLIR Systems, Inc. (a)	110,400	3,387,072
Itron, Inc. (a)	73,600	4,691,264
Mettler-Toledo International, Inc. (a)	48,500	3,268,900

		13,705,702

Environmental & Facilities Services 1.5%
Clean Harbors, Inc. (a)	64,700	4,104,568
Waste Connections, Inc. (a)	132,900	4,195,653

		8,300,221

	Number of
Description	Shares	Value

Fertilizers & Agricultural Chemicals 0.7%
Scotts Miracle-Gro Co., Class A	128,400	$3,816,048

Food Distributors 0.8%
United Natural Foods, Inc. (a)	234,100	4,171,662

Food Retail 0.7%
Pantry, Inc. (a)	175,700	3,768,765

Footwear 0.6%
Deckers Outdoor Corp. (a)	40,000	3,194,800

Health Care Distributors 1.7%
Owens & Minor, Inc.	103,700	3,904,305
PSS World Medical, Inc. (a)	287,000	5,401,340

		9,305,645

Health Care Equipment 4.6%
Gen-Probe, Inc. (a)	100,300	4,296,852
Masimo Corp. (a)	123,700	3,689,971
NuVasive, Inc. (a)	116,200	4,026,330
Thoratec Corp. (a)	156,700	5,091,183
Wright Medical Group, Inc. (a)	253,400	5,176,962
Zoll Medical Corp. (a)	169,000	3,192,410

		25,473,708

Health Care Facilities 1.4%
AmSurg Corp. (a)	184,300	4,301,562
Psychiatric Solutions, Inc. (a)	122,600	3,414,410

		7,715,972

Health Care Services 4.5%
Almost Family, Inc. (a)	53,800	2,419,924
athenahealth, Inc. (a)	69,400	2,610,828
Catalyst Health Solutions, Inc. (a)	170,300	4,146,805
Emergency Medical Services Corp., Class A (a)	172,400	6,311,564
Genoptix, Inc. (a)	158,700	5,408,496

	Number of
Description	Shares	Value

Health Care Services (continued)
LHC Group, Inc. (a)	110,800	$3,988,800

		24,886,417

Health Care Supplies 2.4%
Haemonetics Corp. (a)	99,500	5,621,750
ICU Medical, Inc. (a)	88,900	2,946,146
Immucor, Inc. (a)	181,800	4,832,244

		13,400,140

Health Care Technology 1.1%
Eclipsys Corp. (a)	227,000	3,221,130
Omnicell, Inc. (a)	215,500	2,631,255

		5,852,385

Home Entertainment Software 1.5%
Shanda Interactive Entertainment Ltd. — ADR (Cayman Islands) (a)	130,000	4,206,800
UbiSoft Entertainment SA (France) (a)	204,100	3,990,452

		8,197,252

Human Resource & Employment Services 0.8%
Watson Wyatt Worldwide, Inc., Class A	87,100	4,165,122

Hypermarkets & Super Centers 0.6%
BJ’s Wholesale Club, Inc. (a)	104,500	3,580,170

Integrated Telecommunication Services 0.5%
NTELOS Holdings Corp.	111,000	2,737,260

Internet Retail 1.0%
Netflix, Inc. (a)	182,900	5,466,881

Internet Software & Services 3.7%
AsiaInfo Holdings, Inc. (a)	345,000	4,084,800
Bankrate, Inc. (a)	138,900	5,278,200
comScore, Inc. (a)	234,900	2,994,975
Equinix, Inc. (a)	79,600	4,233,924

	Number of
Description	Shares	Value

Internet Software & Services (continued)
MercadoLibre, Inc. (a)	247,800	$4,066,398

		20,658,297

Investment Banking & Brokerage 0.7%
Greenhill & Co., Inc.	57,100	3,983,867

IT Consulting & Other Services 2.8%
CACI International, Inc., Class A (a)	77,900	3,512,511
Lender Processing Services, Inc.	229,700	6,764,665
ManTech International Corp., Class A (a)	94,500	5,120,955

		15,398,131

Life Sciences Tools & Services 2.7%
Bio-Rad Laboratories, Inc., Class A (a)	46,100	3,471,791
Illumina, Inc. (a)	78,000	2,031,900
Luminex Corp. (a)	135,600	2,896,416
Sequenom, Inc. (a)	324,100	6,430,144

		14,830,251

Marine 0.6%
Kirby Corp. (a)	121,200	3,316,032

Metal & Glass Containers 0.6%
Greif, Inc., Class A	106,300	3,553,609

Movies & Entertainment 1.5%
DreamWorks Animation SKG, Inc., Class A (a)	152,400	3,849,624
Marvel Entertainment, Inc. (a)	141,400	4,348,050

		8,197,674

Oil & Gas Equipment & Services 1.4%
CARBO Ceramics, Inc.	118,200	4,199,646
Core Laboratories N.V. (Netherlands)	56,100	3,358,146

		7,557,792

Oil & Gas Exploration & Production 3.2%
Arena Resources, Inc. (a)	160,200	4,500,018
Cabot Oil & Gas Corp.	134,100	3,486,600

	Number of
Description	Shares	Value

Oil & Gas Exploration & Production (continued)
Carrizo Oil & Gas, Inc. (a)	214,200	$3,448,620
Comstock Resources, Inc. (a)	81,800	3,865,050
Penn Virginia Corp.	82,400	2,140,752

		17,441,040

Packaged Foods & Meats 1.5%
Ralcorp Holdings, Inc. (a)	69,100	4,035,440
TreeHouse Foods, Inc. (a)	159,400	4,342,056

		8,377,496

Personal Products 0.7%
Chattem, Inc. (a)	57,300	4,098,669

Pharmaceuticals 2.1%
Perrigo Co.	159,700	5,159,907
ViroPharma, Inc. (a)	310,400	4,041,408
Watson Pharmaceuticals, Inc. (a)	95,700	2,542,749

		11,744,064

Property & Casualty Insurance 2.6%
Aspen Insurance Holdings Ltd. (Bermuda)	109,500	2,655,375
FPIC Insurance Group, Inc. (a)	66,200	2,898,236
ProAssurance Corp. (a)	80,900	4,269,902
Tower Group, Inc.	157,600	4,445,896

		14,269,409

Research & Consulting Services 0.8%
Resources Global Professionals (a)	253,700	4,155,606

Regional Banks 0.9%
PrivateBancorp, Inc.	71,700	2,327,382
Signature Bank (a)	86,500	2,481,685

		4,809,067

Restaurants 1.2%
Buffalo Wild Wings, Inc. (a)	101,200	2,595,780

	Number of
Description	Shares	Value

Restaurants (continued)
Jack in the Box, Inc. (a)	185,000	$4,086,650

		6,682,430

Security & Alarm Services 0.4%
GeoEye, Inc. (a)	115,800	2,226,834

Semiconductor Equipment 0.3%
Tessera Technologies, Inc. (a)	116,800	1,387,584

Soft Drinks 0.5%
Hansen Natural Corp. (a)	77,600	2,601,928

Specialized Finance 0.5%
CIT Group, Inc.	630,100	2,860,654

Systems Software 1.8%
Quality Systems, Inc.	99,100	4,322,742
Sybase, Inc. (a)	221,100	5,476,647

		9,799,389

Wireless Telecommunication Services 0.8%
Syniverse Holdings, Inc. (a)	366,800	4,379,592

Total Long-Term Investments 91.0%
(Cost $553,899,965)		502,676,201

Repurchase Agreements 10.6%
Banc of America Securities ($6,604,491 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $6,604,494)		6,604,491
Banc of America Securities ($18,255,370 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $18,255,401)		18,255,370
Citigroup Global Markets, Inc. ($19,766,962 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $19,766,973)		19,766,962

Description	Value

Repurchase Agreements (continued)
Citigroup Global Markets, Inc. ($6,976,575 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $6,676,594)	6,976,575
JPMorgan Chase & Co. ($6,976,575 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $6,976,583)	6,976,575

Total Repurchase Agreements 10.6%
(Cost $58,579,973)	58,579,973

Total Investments 101.6%
(Cost $612,479,938)	561,256,174

Liabilities in Excess of Other Assets (1.6%)	(8,724,408)

Net Assets 100.0%	$552,531,766

Securities with total market value equal to $3,990,452 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.
ADR — American Depositary Receipt
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments
in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$498,685,749
Level 2 — Other Significant Observable Inputs	62,570,425
Level 3 — Significant Unobservable Inputs	-0-

Total	$561,256,174

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.1%
Aerospace & Defense 6.7%
AAR Corp. (a)	802,990	$14,783,046
AerCap Holdings N.V. (Netherlands) (a)	991,300	2,983,813
Moog, Inc., Class A (a)	189,100	6,915,387
Spirit AeroSystems Holdings, Inc., Class A (a)	163,500	1,662,795

		26,345,041

Agricultural Products 1.7%
Corn Products International, Inc.	225,400	6,502,790

Air Freight & Logistics 2.7%
Forward Air Corp.	225,300	5,468,031
UTI Worldwide, Inc. (British Virgin Islands)	357,000	5,119,380

		10,587,411

Apparel, Accessories & Luxury Goods 0.7%
Maidenform Brands, Inc. (a)	272,590	2,766,789

Apparel Retail 0.8%
Stage Stores, Inc.	393,725	3,248,231

Application Software 1.7%
Informatica Corp. (a)	139,100	1,909,843
MSC Software Corp. (a)	690,789	4,614,471

		6,524,314

Building Products 0.1%
Dayton Superior Corp. (a)	454,900	291,136

Commercial Printing 0.8%
Cenveo, Inc. (a)	697,900	3,105,655

Communications Equipment 2.3%
ADTRAN, Inc.	147,200	2,190,336
Tekelec (a)	496,800	6,627,312

		8,817,648

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Construction & Engineering 3.3%
Aecom Technology Corp. (a)	125,100	$3,844,323
Orion Marine Group, Inc. (a)	291,060	2,811,640
Stantec, Inc. (Canada) (a)	248,100	6,128,070

		12,784,033

Data Processing & Outsourced Services 1.6%
Broadridge Financial Solutions, Inc.	290,600	3,644,124
Wright Express Corp. (a)	213,400	2,688,840

		6,332,964

Diversified Commercial & Professional Services 2.1%
Brink’s Co.	190,800	5,128,704
Viad Corp.	116,730	2,887,900

		8,016,604

Diversified Support Services 0.5%
Copart, Inc. (a)	74,600	2,028,374

Electric Utilities 2.0%
ALLETE, Inc.	122,900	3,965,983
Portland General Electric Co.	201,400	3,921,258

		7,887,241

Electrical Components & Equipment 2.6%
Belden, Inc.	364,265	7,605,853
Polypore International, Inc. (a)	347,000	2,623,320

		10,229,173

Electronic Equipment Manufacturers 2.0%
Checkpoint Systems, Inc. (a)	425,800	4,189,872
Cognex Corp.	247,700	3,665,960

		7,855,832

Fertilizers & Agricultural Chemicals 0.5%
Scotts Miracle-Gro Co., Class A	64,500	1,916,940

Gas Utilities 1.4%
UGI Corp.	231,200	5,645,904

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Distributors 2.1%
PharMerica Corp. (a)	517,100	$8,102,957

Health Care Equipment 1.2%
Hill-Rom Holdings, Inc.	295,300	4,860,638

Health Care Facilities 2.1%
HEALTHSOUTH Corp. (a)	762,200	8,353,712

Health Care Technology 1.7%
Allscripts-Misys Healthcare Solutions, Inc.	668,000	6,626,560

Household Appliances 0.6%
Snap-On, Inc.	56,600	2,228,908

Household Products 0.6%
Central Garden & Pet Co. (a)	304,500	1,784,370
Central Garden & Pet Co., Class A (a)	117,400	692,660

		2,477,030

Industrial Machinery 2.5%
Actuant Corp., Class A	83,600	1,590,072
Albany International Corp., Class A	144,700	1,857,948
CIRCOR International, Inc.	116,231	3,196,352
John Bean Technologies Corp.	393,600	3,215,712

		9,860,084

Investment Banking & Brokerage 0.7%
Greenhill & Co., Inc.	37,400	2,609,398

IT Consulting & Other Services 6.0%
Gartner, Inc. (a)	291,900	5,204,577
MAXIMUS, Inc.	455,860	16,005,245
Ness Technologies, Inc. (a)	496,000	2,122,880

		23,332,702

Life & Health Insurance 1.7%
Conseco, Inc. (a)	1,302,700	6,747,986

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A (a)	89,257	$6,721,945

Metal & Glass Containers 1.5%
Silgan Holdings, Inc.	119,500	5,713,295

Multi-Utilities 1.4%
Avista Corp.	288,800	5,596,944

Office Electronics 1.2%
Zebra Technologies Corp., Class A (a)	228,700	4,633,462

Oil & Gas Equipment & Services 2.2%
Exterran Holdings, Inc. (a)	268,193	5,712,511
Superior Energy Services, Inc. (a)	184,320	2,936,217

		8,648,728

Oil & Gas Exploration & Production 0.3%
Saint Mary Land & Exploration Co.	57,140	1,160,513

Paper Packaging 1.6%
Rock-Tenn Co., Class A	188,600	6,446,348

Paper Products 0.0%
Clearwater Paper Corp. (a)	1	8

Personal Products 0.8%
NBTY, Inc. (a)	198,500	3,106,525

Pharmaceuticals 3.4%
KV Pharmaceutical Co., Class A (a)	133,000	383,040
Perrigo Co.	249,455	8,059,891
Valeant Pharmaceuticals International (a)	217,400	4,978,460

		13,421,391

Property & Casualty Insurance 7.4%
AmTrust Financial Services, Inc.	430,300	4,991,480
Argo Group International Holdings, Ltd. (Bermuda) (a)	239,900	8,137,408

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Property & Casualty Insurance (continued)
Employers Holdings, Inc.	375,100	$6,189,150
ProAssurance Corp. (a)	179,899	9,495,069

		28,813,107

Publishing 0.6%
Dolan Media Co. (a)	376,500	2,481,135

Regional Banks 0.5%
MB Financial, Inc.	64,950	1,815,353

Reinsurance 5.7%
Max Capital Group, Ltd. (Bermuda)	245,800	4,350,660
Platinum Underwriters Holdings, Ltd. (Bermuda)	224,500	8,099,960
Reinsurance Group of America, Inc.	175,800	7,527,756
Validus Holdings, Ltd. (Bermuda)	85,200	2,228,832

		22,207,208

Restaurants 1.5%
AFC Enterprises, Inc. (a)	442,700	2,076,263
Denny’s Corp. (a)	1,840,930	3,663,451

		5,739,714

Security & Alarm Services 1.2%
Brink’s Home Security Holdings, Inc. (a)	212,400	4,655,808

Semiconductors 1.1%
Microsemi Corp. (a)	324,300	4,099,152

Specialized REIT’s 0.9%
Potlatch Corp.	135,800	3,532,158

Specialty Chemicals 3.4%
Cytec Industries, Inc.	167,800	3,560,716
Zep, Inc.	509,855	9,845,300

		13,406,016

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Thrifts & Mortgage Finance 1.0%
Provident New York Bancorp	329,965	$4,091,566

Trading Companies & Distributors 1.2%
TAL International Group, Inc.	341,974	4,821,833

Wireless Telecommunication Services 2.8%
Syniverse Holdings, Inc. (a)	912,900	10,900,026

Total Common Stocks 94.1%		368,098,290

Convertible Corporate Obligations 0.6%

Application Software 0.6%
Epicor Software Corp. ($4,672,000 par, 2.38% coupon, maturing 05/15/27)		2,353,520

Total Long-Term Investments 94.7%
(Cost $437,857,907)		370,451,810

Repurchase Agreements 5.7%
Banc of America Securities ($2,521,447 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $2,521,448)		2,521,447
Banc of America Securities ($6,969,491 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $6,969,503)		6,969,491
Citigroup Global Markets, Inc. ($7,546,583 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $7,546,587)		7,546,583
Citigroup Global Markets, Inc. ($2,663,500 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $2,663,507)		2,663,500
JPMorgan Chase & Co. ($2,663,500 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $2,663,503)		2,663,500

Total Repurchase Agreements 5.7%
(Cost $22,364,521)		22,364,521

Total Investments 100.4%
(Cost $460,222,428)		392,816,331

Liabilities in Excess of Other Assets (0.4%)		(1,461,571)

Net Assets 100.0%		$391,354,760

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$368,098,290
Level 2 - Other Significant Observable Inputs	24,718,041
Level 3 - Significant Unobservable Inputs	-0-

Total	$392,816,331

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.6%
Electric Utilities 53.4%
Allegheny Energy, Inc.	46,600	$1,577,876
American Electric Power Co., Inc.	168,441	5,605,716
DPL, Inc.	33,800	771,992
Duke Energy Corp.	467,878	7,022,849
Edison International, Inc.	137,985	4,432,078
Electricite de France (France)	6,024	350,120
Enel SpA (Italy)	173,496	1,109,525
Energias de Portugal SA (Portugal)	94,954	357,877
Entergy Corp.	68,828	5,721,672
Exelon Corp.	260,940	14,510,873
FirstEnergy Corp.	131,862	6,405,856
Fortum Oyj (Finland)	17,610	378,252
FPL Group, Inc.	132,251	6,656,193
HongKong Electric Holdings, Ltd. (China)	67,000	376,897
ITC Holdings Corp.	17,700	773,136
Light SA (Brazil)	36,244	346,694
Pepco Holdings, Inc.	69,293	1,230,644
Pinnacle West Capital Corp.	27,300	877,149
PPL Corp.	140,225	4,303,505
Progress Energy, Inc.	79,886	3,183,457
Southern Co.	277,114	10,253,218
Terna-Rete Elettrica Nationale SpA (Italy)	112,419	368,092

		76,613,671

Gas Utilities 7.4%
Atmos Energy Corp.	73,512	1,742,234
Enagas (Spain)	16,622	364,644
Energen Corp.	43,113	1,264,504
National Fuel Gas Co.	23,600	739,388
Nicor, Inc.	30,688	1,066,101
Osaka Gas Co., Ltd. (Japan)	108,000	498,829

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Gas Utilities (continued)
Questar Corp.	68,537	$2,240,475
Snam Rete Gas SpA (Italy)	65,069	359,402
Tokyo Gas Co., Ltd. (Japan)	113,000	572,625
UGI Corp.	72,819	1,778,240

		10,626,442

Independent Power Producers & Energy Traders 3.3%
AES Corp. (a)	270,168	2,226,184
Constellation Energy Group, Inc.	77,200	1,936,948
Drax Group PLC (United Kingdom)	23,332	189,137
Dynegy, Inc., Class A (a)	96,100	192,200
NRG Energy, Inc. (a)	8,480	197,838

		4,742,307

Integrated Telecommunication Services 0.4%
AT&T, Inc.	14,561	414,989
Nippon Telegraph & Telephone Corp. (Japan)	29	155,860

		570,849

Movies & Entertainment 0.3%
Time Warner, Inc.	43,500	437,610

Multi-Utilities 32.8%
A2A SpA (Italy)	196,887	352,877
Alliant Energy Corp.	17,183	501,400
Ameren Corp.	82,244	2,735,435
CenterPoint Energy, Inc.	152,324	1,922,329
Centrica PLC (United Kingdom)	275,827	1,059,917
CMS Energy Corp.	115,200	1,164,672
Consolidated Edison, Inc.	106,767	4,156,439
Dominion Resources, Inc.	228,828	8,201,196
DTE Energy Co.	85,933	3,065,230
Integrys Energy Group, Inc.	21,900	941,262
NiSource, Inc.	129,023	1,415,382

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Multi-Utilities (continued)
PG&E Corp.	144,901	$5,609,118
Public Service Enterprise Group, Inc.	198,866	5,800,921
RWE AG (Germany)	12,011	1,079,749
Sempra Energy	86,403	3,683,360
TECO Energy, Inc.	119,600	1,477,060
Wisconsin Energy Corp.	32,500	1,364,350
Xcel Energy, Inc.	134,580	2,496,459

		47,027,156

Oil & Gas Storage & Transportation 0.3%
Euronav SA (Belgium)	29,622	406,439

Water Utilities 0.1%
Sociedad General de Aguas de Barcelona SA (Class A)
(Spain)	7,371	150,635

Wireless Telecommunication Services 0.6%
American Tower Corp., Class A (a)	14,600	428,072
Sprint Nextel Corp. (a)	226,227	413,995

		842,067

Total Common Stocks 98.6%		141,417,176

Preferred Stocks 0.6%
Electric Utilities 0.6%
Companhia de Transmissao de Energia Eletrica Paulista
(Brazil)	31,200	573,106
Eletropaulo Metropolitana SA (Brazil)	26,668	299,088

Total Preferred Stocks 0.6%		872,194

Total Long-Term Investments 99.2%
(Cost $145,759,736)		142,289,370

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements 0.9%
Banc of America Securities ($141,501 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $141,501)	$141,501
Banc of America Securities ($391,120 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $391,120)	391,120
Citigroup Global Markets, Inc. ($423,505 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $423,505)	423,505
Citigroup Global Markets, Inc. ($149,472 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $149,473)	149,472
JPMorgan Chase & Co. ($149,472 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $149,473)	149,472

Total Repurchase Agreements 0.9%
(Cost $1,255,070)	1,255,070

Total Investments 100.1%
(Cost $147,014,806)	143,544,440

Foreign Currency (0.8%)
(Cost ($1,144,399))	(1,127,344)

Other Assets in Excess of Liabilities 0.7%	938,780

Net Assets 100.0%	$143,355,876

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued
Forward foreign currency contracts outstanding as of December 31, 2008:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Brazil Real
763,509 expiring 01/15/09	US $	$326,106	$7,977

Canadian Dollar
1,450,999 expiring 01/15/09	US $	1,175,118	(21,730)

Euro
112,738 expiring 01/15/09	US $	156,641	(916)
204,922 expiring 01/15/09	US $	284,723	(745)

			(1,661)

Hong Kong Dollar
1,774,087 expiring 01/15/09	US $	228,925	(36)

Japanese Yen
28,490,164 expiring 01/15/09	US $	314,351	4,734
49,705,583 expiring 01/15/09	US $	548,436	(4,401)
26,445,836 expiring 01/15/09	US $	291,795	(1,995)

			(1,662)

Pound Sterling
964,204 expiring 01/15/09	US $	1,385,896	(39,919)

Total Long Contracts			$(57,031)

Short Contracts:
Brazil Real
2,885,157 expiring 01/15/09	US $	1,232,294	(83,286)

Canadian Dollar
1,450,999 expiring 01/15/09	US $	1,175,118	(13,762)

Euro
413,546 expiring 01/15/09	US $	574,590	(40,727)
1,571,990 expiring 01/15/09	US $	2,184,159	(158,749)
1,920,040 expiring 01/15/09	US $	2,667,747	(137,326)

			(336,802)

Hong Kong Dollar
568,600 expiring 01/15/09	US $	73,371	19
3,918,720 expiring 01/15/09	US $	505,665	142

			161

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts: (continued)
Japanese Yen
54,936,000 expiring 01/15/09	US $	$606,146	$(11,652)
159,447,155 expiring 01/15/09	US $	1,759,289	(26,695)

			(38,347)

Pound Sterling
289,109 expiring 01/15/09	US $	415,549	10,462
675,095 expiring 01/15/09	US $	970,346	26,111
625,530 expiring 01/15/09	US $	899,104	34,343
172,977 expiring 01/15/09	US $	248,628	5,588

			76,504

Total Short Contracts			$(395,532)

Total Forward Foreign Currency Contracts			$(452,563)

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
-	Level 1 — quoted prices in active markets for identical investments

-	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

-	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

		Other
	Investments in	Financial
	Securities	Instruments*
Valuation Inputs
Level 1 - Quoted Prices	$132,939,607	$-0-
Level 2 - Other Significant Observable Inputs	10,604,833	(452,563)
Level 3 - Significant Unobservable Inputs	-0-	-0-

Total	$143,544,440	$(452,563)

*	Other financial instruments include forwards.
Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 91.2%
Aluminum 1.3%
Alcoa, Inc.	125,200	$1,409,752

Apparel, Accessories & Luxury Goods 1.9%
Hanesbrands, Inc. (a)	165,600	2,111,400

Asset Management & Custody Banks 2.3%
Bank of New York Mellon Corp.	92,183	2,611,544

Broadcasting & Cable TV 4.7%
Comcast Corp., Class A	310,900	5,247,992

Communications Equipment 0.1%
Cisco Systems, Inc. (a)	5,700	92,910

Computer Hardware 1.4%
Dell, Inc. (a)	157,900	1,616,896

Department Stores 1.7%
Macy’s, Inc.	188,100	1,946,835

Diversified Banks 1.8%
Barclays PLC — ADR (United Kingdom)	39,100	383,180
Wells Fargo & Co.	57,300	1,689,204

		2,072,384

Diversified Chemicals 0.9%
Du Pont (E.I.) de Nemours & Co.	39,400	996,820

Drug Retail 1.1%
CVS Caremark Corp.	45,000	1,293,300

Electronic Equipment Manufacturers 1.0%
Cognex Corp.	76,100	1,126,280

Hypermarkets & Super Centers 2.8%
Wal-Mart Stores, Inc.	55,800	3,128,148

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Industrial Conglomerates 2.6%
General Electric Co.	180,300	$2,920,860

Integrated Oil & Gas 1.1%
Total SA — ADR (France)	22,400	1,238,720

Integrated Telecommunication Services 5.4%
AT&T, Inc.	76,900	2,191,650
Verizon Communications, Inc.	113,400	3,844,260

		6,035,910

Internet Retail 1.5%
Orbitz Worldwide, Inc. (a)	426,100	1,653,268

Internet Software & Services 1.9%
eBay, Inc. (a)	157,200	2,194,512

Investment Banking & Brokerage 0.2%
Merrill Lynch & Co., Inc.	18,500	215,340

Life & Health Insurance 2.7%
MetLife, Inc.	51,900	1,809,234
Torchmark Corp.	26,600	1,189,020

		2,998,254

Movies & Entertainment 6.1%
Time Warner, Inc.	323,300	3,252,398
Viacom, Inc., Class B (a)	187,000	3,564,220

		6,816,618

Oil & Gas Equipment & Services 1.1%
Halliburton Co.	66,100	1,201,698

Oil & Gas Refining & Marketing 1.0%
Frontier Oil Corp.	89,500	1,130,385

Other Diversified Financial Services 1.4%
Bank of America Corp.	111,500	1,569,920

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Packaged Foods & Meats 7.2%
Cadbury PLC — ADR (United Kingdom)	75,128	$2,616,137
Kraft Foods, Inc., Class A	64,000	1,718,400
Sara Lee Corp.	198,400	1,942,336
Unilever NV (Netherlands)	76,700	1,882,985

		8,159,858

Paper Products 4.4%
International Paper Co.	276,775	3,265,945
MeadWestvaco Corp.	148,700	1,663,953

		4,929,898

Pharmaceuticals 11.4%
Abbott Laboratories	17,600	939,312
Bristol-Myers Squibb Co.	130,300	3,029,475
Eli Lilly & Co.	22,600	910,102
Pfizer, Inc.	82,680	1,464,263
Schering-Plough Corp.	189,100	3,220,373
Watson Pharmaceuticals, Inc. (a)	55,100	1,464,007
Wyeth	48,230	1,809,107

		12,836,639

Property & Casualty Insurance 14.6%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	80,100	3,252,060
Aspen Insurance Holdings Ltd. (Bermuda)	233,000	5,650,250
Chubb Corp.	96,000	4,896,000
Travelers Cos., Inc.	58,700	2,653,240

		16,451,550

Reinsurance 4.1%
Flagstone Reinsurance Holdings Ltd. (Bermuda)	477,000	4,660,290

Semiconductors 0.8%
Intel Corp.	61,900	907,454

Soft Drinks 2.7%
Coca-Cola Co.	49,300	2,231,811

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Soft Drinks (continued)
Dr. Pepper Snapple Group, Inc. (a)	53,196	$864,435

		3,096,246

Total Long-Term Investments 91.2%
(Cost $135,550,504)		102,671,681

Repurchase Agreements 8.7%
Banc of America Securities ($1,102,941 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $1,102,941)		1,102,941
Banc of America Securities ($3,048,621 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $3,048,626)		3,048,621
Citigroup Global Markets, Inc. ($3,301,055 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $3,301,057)		3,301,055
Citigroup Global Markets, Inc. ($1,165,078 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $1,165,081)		1,165,078
JPMorgan Chase & Co. ($1,165,078 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $1,165,079)		1,165,078

Total Repurchase Agreements 8.7%
(Cost $9,782,773)		9,782,773

Total Investments 99.9%
(Cost $145,333,277)		112,454,454

Other Assets in Excess of Liabilities 0.1%		163,221

Net Assets 100.0%		$112,617,675

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR — American Depositary Receipt

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$100,055,544
Level 2 - Other Significant Observable Inputs	12,398,910
Level 3 - Significant Unobservable Inputs	-0-

Total	$112,454,454

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 97.5%
iShares Barclays 1-3 Year Treasury Bond Fund	39,700	$3,360,923
iShares Barclays Aggregate Bond Fund	40,700	4,227,916
iShares MSCI Japan Index Fund	93,900	901,440
Van Kampen American Value Fund, Class I (a)	277,951	4,516,696
Van Kampen Capital Growth Fund (Formerly Pace), Class I (a) (b)	782,059	5,310,182
Van Kampen Comstock Fund, Class I (a)	165,011	1,790,366
Van Kampen Corporate Bond Fund, Class I (a)	3,034,976	17,299,362
Van Kampen Emerging Markets Fund, Class I (a)	315,679	2,648,543
Van Kampen Enterprise Fund, Class I (a)	301,319	2,651,611
Van Kampen Equity Premium Income Fund, Class I (a)	428,165	2,663,187
Van Kampen Government Securities Fund, Class I (a)	1,447,063	13,819,456
Van Kampen Growth and Income Fund, Class I (a)	316,599	4,476,704
Van Kampen High Yield Fund, Class I (a)	370,889	2,696,364
Van Kampen International Growth Fund, Class I (a)	753,431	8,913,085
Van Kampen Limited Duration Fund, Class I (a) (c)	596,113	5,251,757
Van Kampen Real Estate Securities Fund, Class I (a)	160,436	1,803,304
Van Kampen US Mortgage Fund, Class I (a)	422,572	5,180,734

Total Long-Term Investments 97.5%
(Cost $107,718,894)		87,511,630

Short-Term Investments 1.3%
Repurchase Agreements 1.3%
Banc of America Securities ($136,303 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $136,303)		136,303
Banc of America Securities ($376,753 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $376,754)		376,753
Citigroup Global Markets, Inc. ($143,982 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $143,982)		143,982

1

Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
Citigroup Global Markets, Inc. ($407,949 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $407,949)	$407,949
JPMorgan Chase & Co. ($143,982 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $143,982)	143,982

Total Short-Term Investments 1.3%
(Cost $1,208,969)	1,208,969

Total Investments 98.8%
(Cost $108,927,863)	88,720,599

Other Assets in Excess of Liabilities 1.2%	1,059,392

Net Assets 100.0%	$89,779,991

Percentages are calculated as a percentage of net assets.

(a)	Affiliated Fund

(b)	As of the close of business July 22, 2008, Van Kampen Pace Fund changed its name to Van Kampen Capital Growth Fund.

(c)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At December 31, 2008, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

Percent of
Underlying Affiliated Fund	Shares Held

Van Kampen Limited Duration Fund, Class I	5.28%
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting

2

Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued
entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
- Level 1 — quoted prices in active markets for identical investments
- Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$87,511,630
Level 2 - Other Significant Observable Inputs	1,208,969
Level 3 - Significant Unobservable Inputs	-0-

Total	$88,720,599

Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

3

Van Kampen Asset Allocation Growth Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 98.2%
iShares Barclays Aggregate Bond Fund	36,900	$3,833,172
iShares MSCI Japan Index Fund	320,724	3,078,950
Van Kampen Capital Growth Fund (Formerly Pace), Class I (a) (b)	1,780,439	12,089,181
Van Kampen Comstock Fund, Class I (a)	1,127,068	12,228,688
Van Kampen Corporate Bond Fund, Class I (a)	1,053,875	6,007,088
Van Kampen Emerging Markets Fund, Class I (a)	718,672	6,029,661
Van Kampen Enterprise Fund, Class I (a)	685,981	6,036,635
Van Kampen Growth and Income Fund, Class I (a)	576,691	8,154,408
Van Kampen High Yield Fund, Class I (a)	703,880	5,117,210
Van Kampen International Growth Fund, Class I (a)	1,715,487	20,294,214
Van Kampen Limited Duration Fund, Class I (a)	333,837	2,941,105
Van Kampen Mid Cap Growth Fund, Class I (a)	549,677	8,140,724
Van Kampen Real Estate Securities Fund, Class I (a)	456,165	5,127,294
Van Kampen US Mortgage Fund, Class I (a)	160,392	1,966,405

Total Long-Term Investments 98.2%
(Cost $146,087,197)		101,044,735

Short-Term Investments 0.6%
Repurchase Agreements 0.6%
Banc of America Securities ($72,872 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $72,872)	72,872
Banc of America Securities ($201,424 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $201,424)	201,424
Citigroup Global Markets, Inc. ($76,977 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $76,977)	76,977
Citigroup Global Markets, Inc. ($218,102 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $218,102)	218,102

1

Van Kampen Asset Allocation Growth Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($76,977 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $76,977)	$76,977

Total Short-Term Investments 0.6%
(Cost $646,352)	646,352

Total Investments 98.8%
(Cost $146,733,549)	101,691,087

Other Assets in Excess of Liabilities 1.2%	1,260,478

Net Assets 100.0%	$102,951,565

Percentages are calculated as a percentage of net assets.

(a)	Affiliated Fund

(b)	As of the close of business July 22, 2008, Van Kampen Pace Fund changed its name to Van Kampen Capital Growth Fund.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

2

Van Kampen Asset Allocation Growth Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

- Level 1	—	quoted prices in active markets for identical investments

- Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$101,044,735
Level 2 - Other Significant Observable Inputs	646,352
Level 3 - Significant Unobservable Inputs	-0-

Total	$101,691,087

Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

3

Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited)

	Number of
Description	Shares	Value
Investment Companies 97.4%
iShares Barclays 1-3 Year Treasury Bond Fund	76,790	$6,500,888
iShares Barclays Aggregate Bond Fund	61,240	6,361,611
iShares MSCI Japan Index Fund	354,546	3,403,642
Van Kampen Capital Growth Fund (Formerly Pace), Class I (a) (b)	1,968,873	13,368,646
Van Kampen Comstock Fund, Class I (a)	1,246,137	13,520,582
Van Kampen Corporate Bond Fund, Class I (a)	2,291,783	13,063,163
Van Kampen Emerging Markets Fund, Class I (a)	993,068	8,331,838
Van Kampen Enterprise Fund, Class I (a)	758,618	6,675,842
Van Kampen Government Securities Fund, Class I (a)	1,713,798	16,366,766
Van Kampen Growth and Income Fund, Class I (a)	597,601	8,450,076
Van Kampen High Yield Fund, Class I (a)	1,166,755	8,482,310
Van Kampen International Growth Fund, Class I (a)	2,275,542	26,919,665
Van Kampen Limited Duration Fund, Class I (a) (c)	922,514	8,127,348
Van Kampen Mid Cap Growth Fund, Class I (a)	683,684	10,125,363
Van Kampen Real Estate Securities Fund, Class I (a)	909,286	10,220,379
Van Kampen US Mortgage Fund, Class I (a)	531,764	6,519,425

Total Long-Term Investments 97.4%
(Cost $221,735,007)		166,437,544

Short-Term Investments 1.4%
Repurchase Agreements 1.4%
Banc of America Securities ($271,015 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $271,015)		271,015
Banc of America Securities ($749,108 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $749,109)		749,108
Citigroup Global Markets, Inc. ($286,284 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $286,284)		286,284

1

Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) Continued

Description	Value
Repurchase Agreements (continued)
Citigroup Global Markets, Inc. ($811,136 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $811,137)	$811,136
JPMorgan Chase & Co. ($286,283 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $286,284)	286,283

Total Short-Term Investments 1.4%
(Cost $2,403,826)	2,403,826

Total Investments 98.8%
(Cost $224,138,833)	168,841,370

Other Assets in Excess of Liabilities 1.2%	1,981,722

Net Assets 100.0%	$170,823,092

Percentages are calculated as a percentage of net assets.
(a) Affiliated Fund
(b) As of the close of business July 22, 2008, Van Kampen Pace Fund changed its name to Van Kampen Capital Growth Fund.
(c) The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At December 31, 2008, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

Percent of
Underlying Affiliated Fund	Shares Held
Van Kampen Limited Duration Fund, Class I	8.16%
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions

2

Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) Continued
market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.
The inputs are summarized in the three broad levels listed below.
- Level 1 — quoted prices in active markets for identical investments
- Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$166,437,544
Level 2 - Other Significant Observable Inputs	2,403,826
Level 3 - Significant Unobservable Inputs	-0-

Total	$168,841,370

Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

3

Van Kampen Core Equity Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.8%
Aerospace & Defense 4.9%
Boeing Co.	9,300	$396,831
L-3 Communications Holdings, Inc.	4,230	312,089
Northrop Grumman Corp.	8,190	368,878
Raytheon Co.	7,470	381,269
United Technologies Corp.	9,200	493,120

		1,952,187

Agricultural Products 2.0%
Bunge Ltd. (Bermuda)	15,310	792,599

Apparel, Accessories & Luxury Goods 1.9%
VF Corp.	13,650	747,610

Apparel Retail 1.7%
Gap, Inc.	50,730	679,275

Asset Management & Custody Banks 1.4%
State Street Corp.	14,380	565,565

Biotechnology 2.1%
Amgen, Inc. (a)	14,370	829,867

Computer & Electronics Retail 1.3%
GameStop Corp., Class A (a)	23,510	509,227

Computer Hardware 5.5%
Apple, Inc. (a)	7,660	653,781
Hewlett-Packard Co.	19,960	724,348
IBM Corp.	9,910	834,026

		2,212,155

Construction & Engineering 2.7%
Fluor Corp.	12,020	539,337
Jacobs Engineering Group, Inc. (a)	10,890	523,809

		1,063,146

Van Kampen Core Equity Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Construction & Farm Machinery & Heavy Trucks 1.8%
Caterpillar, Inc.	15,840	$707,573

Data Processing & Outsourced Services 1.1%
Computer Sciences Corp. (a)	12,440	437,142

Drug Retail 1.8%
CVS Caremark Corp.	25,000	718,500

Electric Utilities 1.6%
FirstEnergy Corp.	12,960	629,597

Fertilizers & Agricultural Chemicals 1.3%
Monsanto Co.	7,410	521,293

Footwear 1.9%
NIKE, Inc., Class B	15,250	777,750

Hotels, Resorts & Cruise Lines 1.1%
Royal Caribbean Cruises Ltd. (Liberia)	31,920	438,900

Industrial Conglomerates 3.8%
General Electric Co.	67,940	1,100,628
Textron, Inc.	31,070	430,941

		1,531,569

Industrial Machinery 1.0%
Eaton Corp.	8,110	403,148

Integrated Oil & Gas 9.0%
Chevron Corp.	15,590	1,153,192
ConocoPhillips	18,200	942,760
Marathon Oil Corp.	23,060	630,922
Occidental Petroleum Corp.	14,500	869,855

		3,596,729

Integrated Telecommunication Services 3.4%
AT&T, Inc.	48,070	1,369,995

Van Kampen Core Equity Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Internet Software & Services 1.6%
Google, Inc., Class A (a)	2,129	$654,987

Investment Banking & Brokerage 0.7%
Goldman Sachs Group, Inc.	3,560	300,428

Life & Health Insurance 3.2%
Aflac, Inc.	12,960	594,087
MetLife, Inc.	19,370	675,238

		1,269,325

Managed Health Care 2.1%
WellPoint, Inc. (a)	20,350	857,346

Movies & Entertainment 1.5%
Walt Disney Co.	25,710	583,360

Multi-Line Insurance 0.0%
American International Group, Inc. (a)	5,040	7,913

Multi-Utilities 1.9%
Public Service Enterprise Group, Inc.	25,490	743,543

Oil & Gas Drilling 1.4%
Transocean Ltd. (Switzerland) (a)	12,120	572,670

Oil & Gas Refining & Marketing 1.6%
Valero Energy Corp.	29,900	647,036

Other Diversified Financial Services 3.1%
Bank of America Corp.	53,070	747,226
Citigroup, Inc.	73,330	492,044

		1,239,270

Paper Products 1.4%
International Paper Co.	47,990	566,282

Pharmaceuticals 9.6%
Merck & Co., Inc.	34,630	1,052,752

Van Kampen Core Equity Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Pharmaceuticals (continued)
Pfizer, Inc.	70,020	$1,240,054
Schering-Plough Corp.	48,150	819,994
Watson Pharmaceuticals, Inc. (a)	27,010	717,656

		3,830,456

Property & Casualty Insurance 3.1%
ACE Ltd. (Switzerland)	9,400	497,448
Allstate Corp.	22,030	721,703

		1,219,151

Railroads 1.5%
CSX Corp.	18,720	607,838

Restaurants 2.3%
McDonald’s Corp.	14,640	910,462

Semiconductor Equipment 0.6%
MEMC Electronic Materials, Inc. (a)	16,980	242,474

Steel 1.2%
United States Steel Corp.	13,100	487,320

Systems Software 4.2%
Microsoft Corp.	53,210	1,034,402
Oracle Corp. (a)	36,000	638,280

		1,672,682

Tobacco 4.5%
Altria Group, Inc.	45,270	681,766
Philip Morris International, Inc.	25,250	1,098,628

		1,780,394

Total Long-Term Investments 96.8%
(Cost $43,587,324)		38,676,764

Van Kampen Core Equity Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements 3.2%
Banc of America Securities ($392,585 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $392,586)	392,585
Banc of America Securities ($142,031 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $142,031)	142,031
Citigroup Global Markets, Inc. ($425,092 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $425,093)	425,092
Citigroup Global Markets, Inc. ($150,033 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $150,033)	150,033
JPMorgan Chase & Co. ($150,033 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $150,033)	150,033

Total Repurchase Agreements 3.2%
(Cost $1,259,774)	1,259,774

Total Investments 100.0%
(Cost $44,847,098)	39,936,538

Other Assets in Excess of Liabilities 0.0%	2,521

Net Assets 100.0%	$39,939,059

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
—	Level 1 — quoted prices in active markets for identical investments

—	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$38,676,764
Level 2 — Other Significant Observable Inputs	1,259,774
Level 3 — Significant Unobservable Inputs	-0-

Total	$39,936,538

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Global Growth Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 90.1%
Bermuda 0.3%
REXCAPITAL Financial Holdings Ltd. (a)	350,000	$8,450

Brazil 3.0%
BM&F BOVESPA SA	16,140	42,471
Brascan Residential Properties SA	42,334	45,239

		87,710

Canada 6.8%
Brookfield Asset Management, Inc., Class A	7,794	119,015
Ultra Petroleum Corp. (a)	2,175	75,059

		194,074

Cayman Islands 22.6%
Baidu, Inc. — ADR (a)	469	61,237
Ctrip.com International Ltd. — ADR	4,228	100,627
Greenlight Capital Re Ltd., Class A (a)	5,524	71,757
Mindray Medical International Ltd., Class A — ADR	3,436	61,848
Minth Group Ltd.	333,800	134,654
New Oriental Education & Technology Group, Inc. — ADR (a)	3,347	183,784
Tencent Holdings Ltd.	5,600	36,457

		650,364

China 5.8%
China Merchants Holdings International Co. Ltd.	84,000	165,527

Denmark 3.1%
DSV A/S	8,168	88,946

Germany 2.7%
BASF SE	1,956	77,290

India 2.7%
ICICI Bank Ltd. — ADR	4,108	79,079

1

Van Kampen Global Growth Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Japan 5.4%
ARUZE Corp.	15,400	$155,414

Mexico 3.0%
America Movil SAB de CV, Class L — ADR	821	25,443
Cemex SAB de CV — ADR (a)	6,563	59,986

		85,429

Switzerland 1.9%
Panalpina Welttransport Holding AG	983	55,097

United Kingdom 5.6%
British American Tobacco PLC — ADR	684	36,211
Diageo PLC — ADR	2,188	124,147

		160,358

United States 27.2%
3Com Corp. (a)	17,118	39,029
Amazon.com, Inc. (a)	1,841	94,406
American Express Co.	1,727	32,036
Apple, Inc. (a)	1,193	101,823
Cisco Systems, Inc. (a)	2,573	41,940
Corning, Inc.	6,779	64,604
Google, Inc., Class A (a)	370	113,831
MasterCard, Inc., Class A	395	56,457
Monsanto Co.	2,135	150,197
Omnicom Group, Inc.	3,217	86,602

		780,925

Total Long-Term Investments 90.1% (Cost $4,897,755)		2,588,663

Repurchase Agreements 8.6%
Banc of America Securities ($27,897 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $27,897)		27,897

2

Van Kampen Global Growth Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
Banc of America Securities ($77,110 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $77,110)	77,110
Citigroup Global Markets, Inc. ($29,469 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $29,469)	29,469
Citigroup Global Markets, Inc. ($83,494 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $83,495)	83,494
JPMorgan Chase & Co. ($29,469 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $29,469)	29,469

Total Repurchase Agreements 8.6% (Cost $247,439)	247,439

Total Investments 98.7% (Cost $5,145,194)	2,836,102

Foreign Currency 0.0% (Cost $8)	8

Other Assets in Excess of Liabilities 1.3%	38,575

Net Assets 100.0%	$2,874,685

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $809,546 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

3

Van Kampen Global Growth Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued
(a) Non-income producing security.
ADR — American Depositary Receipt
Summary of Long-Term Investments by Industry Classification (Unaudited)

		Percent of
Industry	Value	Net Assets

Internet Software & Services	$211,525	7.4%
Education Services	183,784	6.4
Marine Ports & Services	165,527	5.8
Real Estate Management & Development	164,253	5.7
Leisure Products	155,414	5.4
Fertilizers & Agricultural Chemicals	150,197	5.2
Communications Equipment	145,573	5.1
Auto Parts & Equipment	134,654	4.7
Distillers & Vintners	124,147	4.3
Computer Hardware	101,823	3.5
Hotels, Resorts & Cruise Lines	100,626	3.5
Internet Retail	94,407	3.3
Trucking	88,946	3.1
Advertising	86,602	3.0
Diversified Banks	79,079	2.7
Diversified Chemicals	77,291	2.7
Oil & Gas Exploration & Production	75,059	2.6
Reinsurance	71,757	2.5
Health Care Equipment	61,848	2.1
Construction Materials	59,986	2.1
Data Processing & Outsourced Services	56,457	2.0
Air Freight & Logistics	55,097	1.9

4

Van Kampen Global Growth Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

		Percent of
Industry	Value	Net Assets

Other Diversified Financial Services	42,471	1.5
Tobacco	36,211	1.3
Consumer Finance	32,036	1.1
Wireless Telecommunication Services	25,443	0.9
Investment Banking & Brokerage	8,450	0.3

	$2,588,663	90.1%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective May 30, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

- Level 1 —	quoted prices in active markets for identical investments

- Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

5

Van Kampen Global Growth Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$1,779,116
Level 2 - Other Significant Observable Inputs	1,056,986
Level 3 - Significant Unobservable Inputs	-0-

Total	$2,836,102

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

6

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Equity Trust

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 19, 2009

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	February 19, 2009